Other Assets and Liabilites - Schedule of Right of Use Assets and Future Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right of Use Assets
Right-of-Use Asset, Operating Leases	$ 1,057	$ 1,172
Right-of-Use Asset, Finance Leases	$ 10	$ 20
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets (including $1,311 and $1,582 at fair value, respectively)	Other assets (including $1,311 and $1,582 at fair value, respectively)
Operating Lease Liabilities, Payments Due
2024	$ 288
2025	302
2026	253
2027	214
2028	145
Thereafter	345
Total lease payments, Operating Leases	1,547	1,693
Less: imputed interest, Operating Leases	160	172
Total lease liabilities	$ 1,387	$ 1,521
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Weighted Average Remaining Lease Term, Operating Leases	6 years 2 months 12 days	6 years 7 months 6 days
Weighted Average Discount Rate, Percent, Operating Leases	3.10%	2.70%
Operating Lease, Cost	$ 285	$ 295	$ 289
Finance Lease Liabilities, Payments, Due
2024	3
2025	2
2026	2
2027	2
2028	1
Thereafter	4
Total lease payments, Finance Leases	14	25
Less: imputed interest, Finance Leases	2	2
Total lease liabilities	$ 12	$ 23
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Weighted Average Remaining Lease Term, Finance Leases	6 years 7 months 6 days	5 years 7 months 6 days
Weighted Average Discount Rate, Percent, Finance Leases	5.10%	3.40%